Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		5,000,000,000		5,000,000,000
Ordinary shares, shares issued		150,204,348		150,204,348
Ordinary shares, shares outstanding		150,000,000		150,000,000
Treasury shares acquired		204,348		204,348
Arisz Acquisition Corp.
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	[1]		15,000,000		15,000,000
Ordinary shares, shares issued	[1]		2,001,389		2,001,389
Ordinary shares, shares outstanding	[1]		2,001,389		2,001,389
Common stock subject to possible redemption, shares			3,154,365		6,900,000
Common stock subject to possible redemption, per share (in Dollars per share)			$ 10.81		$ 10.06

[1]	Shares were retroactively restated to reflect a 1.2-for-1.0 stock split occurred in October 2021.